                          Registration No. 333-41667

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 4
                                      TO
                                   FORM S-6

                            REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

A.   Exact name of Trust:           C.M. Life Variable Life Separate Account I

B.   Name of Depositor:             C.M. Life Insurance Company

C.   Complete address of            140 Garden Street
     Depositor's principal          Hartford, CT 06154
     executive offices:

D.   Name and address of            Ann Lomeli
     Agent for Service              Corporate Secretary
     of Process:                    1295 State Street
                                    Springfield, MA 01111

     It is proposed that this filing will become effective (check appropriate box)

              immediately upon filing pursuant to paragraph (b) of Rule 485.
     --------
              on         pursuant to paragraph (b) of Rule 485.
     --------   --------
              60 days after filing pursuant to paragraph (a)(1) of Rule 485
     --------
              on         pursuant to paragraph (a)(1) of Rule 485.
     --------   --------
              this post effective amendment designates a new effective date for
         X    a previously filed post effective amendment. Such effective date
     -------- shall be April 20, 1999.


E.   Title of Securities being registered:   Survivorship Flexible Premium
                                             Adjustable Variable Life
                                             Insurance Policies


F.   Approximate date of proposed            As soon as practicable after the
     public offering:                        effective date of this Registration
                                             Statement.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No.3 to Registration Statement No. 333-41667 filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 18, 1999. The contents of Post-Effective Amendments No. 1, 2 and 3 are being incorporated by reference.

                     REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, Richard M. Howe, have reviewed this Post-Effective Amendment No. 4 to Registration Statement No. 333-41667 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



/s/ Richard M. Howe
-------------------
Richard M. Howe
Second Vice President &
Associate General Counsel

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, C.
M. Life Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 4 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 4 to Registration Statement No. 333-41667 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 19th day of March, 1999.


     C.M. LIFE VARIABLE LIFE SEPARATE ACCOUNT I

     C.M. LIFE INSURANCE COMPANY
     (Depositor)

     By: /s/ Lawrence V. Burkett, Jr.*
         -----------------------------
         Lawrence V. Burkett, Jr., Director, President and Chief Executive Officer C.M. Life Insurance Company

/s/ Richard M. Howe        On March 19, 1999, as Attorney-in-Fact pursuant to
--------------------       powers of attorney.
*Richard M. Howe

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to Registration Statement No. 333-41667 has been signed by the following persons in the capacities and on the dates indicated.

     Signature                   Title                           Date
     ---------                   -----                           ----

/s/ Lawrence V. Burkett, Jr.*    Director, President and         March 19, 1999
-----------------------------    Chief Executive Officer
Lawrence V. Burkett, Jr.

/s/ Edward M. Kline*             Vice President and Treasurer    March 19, 1999
--------------------             (Principal Financial Officer)
Edward M. Kline

/s/ John M. Miller, Jr.*         Vice President and Comptroller  March 19, 1999
------------------------         (Principal Accounting Officer)
John M. Miller Jr.

/s/ John B. Davies*              Director                        March 19, 1999
-------------------
John B. Davies

/s/ Stuart H. Reese*             Director                        March 19, 1999
--------------------
Stuart H. Reese.

/s/ Isadore Jermyn*              Director                        March 19, 1999
-------------------
Isadore Jermyn

/s/ James Miller*                Director                        March 19, 1999
-----------------
James Miller

/s/ Richard M. Howe              On March 19, 1999, as Attorney-in-Fact pursuant
-------------------              to powers of attorney.
*Richard M. Howe